Subsequent Events (Details Narrative) - USD ($)		12 Months Ended
	Feb. 09, 2018	Dec. 31, 2017
State of Colorado [Member]
Penality payment		$ 100,000
State of Colorado [Member] | Minimum [Member]
Breach of contract cost		1,800,000
State of Colorado [Member] | Maximum [Member]
Breach of contract cost		2,200,000
Subsequent Event [Member] | State of Colorado [Member]
Penality payment		100,000
Subsequent Event [Member] | State of Colorado [Member] | Minimum [Member]
Breach of contract cost		1,800,000
Subsequent Event [Member] | State of Colorado [Member] | Maximum [Member]
Breach of contract cost		$ 2,200,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Powderhorn, LLC [Member] | April 11, 2018 [Member]
Sale of common stock		8,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Powderhorn, LLC [Member] | Convertible Promissory Note [Member]
Percentage of original issue discount	12.50%
Debt instrument, principal amount	$ 675,000
Proceeds from issuance of convertible debt	$ 600,000